Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

5.Intangible assets

(in thousands of $)	Acquired In-Process R&D	Software & databases	Other Intangibles	Total
Cost

On January 1, 2019	$—	$182	$—	$182
Additions	45,000	293	—	45,293
Translation differences	(198)	(2)	—	(200)
On December 31, 2019	44,802	473	—	45,275
Additions	16,182	2,814	98,000	116,996
Translation differences	4,196	256	1,058	5,510
On December 31, 2020	65,180	3,543	99,058	167,781
Additions	5,000	—	—	5,000
Disposals	—	(190)	—	(190)
On December 31, 2021	$70,180	$3,353	$99,058	$172,591

Amortization and impairment

On January 1, 2019	$—	$(118)	$—	$(118)
Amortization	—	(43)	—	(43)
Translation differences	—	4	—	4
On December 31, 2019	—	(158)	—	(158)
Amortization	—	(246)	—	(246)
Translation differences	—	(33)	—	(33)
On December 31, 2020	—	(437)	—	(437)
Amortization		(470)	—	(470)
On December 31, 2021	$—	$(907)	$—	$(907)

Carrying Amount

On December 31, 2019	$44,802	$315	$—	$45,117
On December 31, 2020	65,180	3,106	99,058	167,344
On December 31, 2021	$70,180	$2,446	$99,058	$171,684

The Company performed an annual impairment review on the intangible assets not yet available for use. This review did not result in the recognition of an impairment charge.

As of December 31, 2021, there are no commitments to acquire additional intangible assets, except as set forth in note 29. No intangible assets are pledged as security for liabilities nor are there any intangible assets whose title is restricted.